Deposits (Maturities Of Time Deposits) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Domestic, Japan [Member]
Maturities of time deposits:
Due in one year or less	¥ 35,498,871
Due after one year through two years	6,119,161
Due after two years through three years	3,163,459
Due after three years through four years	766,624
Due after four years through five years	739,301
Due after five years	146,472
Total	46,433,888
Foreign [Member]
Maturities of time deposits:
Due in one year or less	17,396,644
Due after one year through two years	225,816
Due after two years through three years	59,652
Due after three years through four years	54,134
Due after four years through five years	55,173
Due after five years	48,790
Total	¥ 17,840,209